UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06206

Nuveen Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Quality Municipal Fund, Inc. (NQI)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 138.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 138.0% (100.0% of Total Investments)

	Alabama – 0.4% (0.3% of Total Investments)
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Series 2011B:
$ 1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA	$ 1,324,725
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA	1,069,360
2,250	Total Alabama			2,394,085
	Arizona – 8.7% (6.3% of Total Investments)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,393,911
1,850	5.000%, 2/01/21	No Opt. Call	BBB+	2,155,916
1,485	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	1,534,688
	Series 2014A, 4.000%, 12/01/39
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	11,055,600
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/31
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	1,348,560
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	1,672,425
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	7,963,012
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034,	7/17 at 100.00	AA	2,958,340
	15.454%, 7/01/26 – AGM Insured (IF)
8,755	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	11,690,200
	Series 2005B, 5.500%, 7/01/39 – FGIC Insured
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis
	Schools, Inc. Projects, Series 2016A:
140	5.000%, 7/01/35	7/25 at 100.00	BB	148,098
235	5.000%, 7/01/46	7/25 at 100.00	BB	243,180
7,930	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	9,591,732
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
44,135	Total Arizona			51,755,662
	California – 10.3% (7.5% of Total Investments)
1,020	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	11/22 at 100.00	BBB+	1,177,457
	Angeles, Series 2012A, 5.000%, 11/15/23
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A,	8/23 at 100.00	AA–	5,621,000
	5.000%, 8/15/52
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	4/16 at 100.00	AA–	80,306
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/16 at 100.00	AA–	5,019
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	4,169,920
	Hospital, Refunding Series 2014B, 4.000%, 7/01/39
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	8,402,660
	2011A, 6.000%, 8/15/42
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	1,037,650
	Angeles, Series 2007, 5.000%, 8/15/47
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	4,186,300
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	AA	1,981,980
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	2,392,700
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,000	4.500%, 6/01/27	6/17 at 100.00	B+	5,015,050
1,500	5.000%, 6/01/33	6/17 at 100.00	B	1,401,165
1,000	5.125%, 6/01/47	6/17 at 100.00	B	894,100
5,795	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,602,737
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/25 – AGM Insured
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA	1,313,174
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
3,105	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	4/16 at 100.00	AA– (4)	3,421,772
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia
	Village, Series 2015A:
915	4.250%, 8/15/38	8/25 at 100.00	N/R	978,894
155	5.250%, 8/15/45	8/25 at 100.00	N/R	179,075
170	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	192,440
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	3/16 at 100.00	AA– (4)	2,008,640
	Project, Series 2004A, 5.000%, 9/01/21 (Pre-refunded 3/01/16) – SYNCORA GTY Insured
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	9,189,304
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,983,400
	2006, 0.000%, 8/01/23 – FGIC Insured
65,365	Total California			61,234,743
	Colorado – 7.9% (5.8% of Total Investments)
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, James	12/24 at 100.00	A	1,303,390
	Irwin Educational Foundation Project, Refunding & Improvement Series 2007, 5.000%, 12/01/38
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities
	Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,899,924
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,320,304
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,754,988
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32	No Opt. Call	A–	1,575,393
2,000	5.000%, 6/01/33	No Opt. Call	A–	2,231,240
690	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	804,078
	Samaritan Society Project, Series 2013, 5.500%, 6/01/33
2,540	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA	3,033,065
	Obligation Bonds, Refunding & Improvement Series 2013, 5.000%, 12/01/25 – AGM Insured
1,000	Denver, Colorado, Airport System Revenue Bonds, Series 2006, 5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	1,036,390
5,365	Denver, Colorado, Airport System Revenue Bonds, Series 2006A, 5.000%, 11/15/23 –	11/16 at 100.00	AA–	5,561,949
	NPFG Insured (UB)
1,085	Denver, Colorado, Airport System Revenue Bonds, Trust 2365, 16.116%, 6/17/16 –	No Opt. Call	AA–	1,241,142
	NPFG Insured (IF)
9,880	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	AA–	5,560,760
	NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	7,093,700
	NPFG Insured
	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater
	Revenue Bonds, Series 2012:
400	5.000%, 12/01/32	No Opt. Call	A+	458,432
1,000	3.000%, 12/01/32	No Opt. Call	A+	991,080
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014,	12/24 at 100.00	N/R	636,828
	6.000%, 12/01/38
1,000	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	1,014,950
	Refunding Series 2015, 5.500%, 12/01/45
1,460	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement	12/23 at 100.00	N/R	1,478,732
	Series 2015, 6.000%, 12/15/50
500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and	12/20 at 103.00	N/R	506,580
	Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (4)	1,084,371
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
1,100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	1,219,801
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported	12/20 at 103.00	N/R	503,330
	Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35
51,300	Total Colorado			47,310,427
	Connecticut – 1.7% (1.3% of Total Investments)
10,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/25 at 100.00	A–	10,285,700
	Series 2015L, 4.125%, 7/01/41
	District of Columbia – 0.9% (0.7% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,427,943
	Tender Option Bond Trust 1606, 11.876%, 10/01/30 – BHAC Insured (IF) (5)
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	No Opt. Call	AA+	4,246,967
	Tender Option Bond Trust 1730, 11.867%, 4/01/16 – BHAC Insured (IF) (5)
5,255	Total District of Columbia			5,674,910
	Florida – 11.3% (8.2% of Total Investments)
10,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	11,589,000
	AGM Insured
2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA	2,032,100
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
7,000	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds,	No Opt. Call	AA–	8,410,500
	Senior Secured Series 2012A-1, 5.000%, 6/01/22
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds,	No Opt. Call	A	1,189,728
	Refunding Series 2012, 5.000%, 5/01/26
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	4,423,040
455	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	461,743
	Charter School Income Projects, Series 2015A, 6.125%, 6/15/46
555	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/24 at 100.00	N/R	570,307
	Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	No Opt. Call	AAA	3,557,709
	Trust 2929, 17.559%, 12/01/16 – AGC Insured (IF) (5)
450	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	A–	454,734
	5.000%, 6/01/38
1,110	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	N/R (4)	1,127,549
	5.000%, 6/01/38 (Pre-refunded 6/01/16)
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	704,010
	5.000%, 10/01/30
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,155,270
	2011, 5.000%, 11/15/25
4,125	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial	11/24 at 100.00	BBB+	4,551,896
	Medical Center, Series 2015, 5.000%, 11/15/45
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	10/18 at 100.00	AA	10,990,027
	5.000%, 10/01/41 – AGM Insured
1,265	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	1,282,255
	Development Unit 53, Series 2015, 5.350%, 8/01/35
2,185	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc.	12/25 at 100.00	Baa1	2,387,987
	Project, Series 2016A, 5.000%, 12/01/55 (WI/DD, Settling 2/02/16)
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,708,850
	5.000%, 11/15/33
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA	2,274,580
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	5,614,050
	Inc. Project, Series 2015, 5.000%, 6/01/40
59,505	Total Florida			67,485,335
	Georgia – 1.7% (1.3% of Total Investments)
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%,	11/19 at 100.00	AA	7,923,580
	11/01/39 – AGM Insured
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	AA	2,410,400
	AGM Insured
9,000	Total Georgia			10,333,980
	Hawaii – 0.1% (0.0% of Total Investments)
345	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University	1/25 at 100.00	BB+	350,448
	of Honolulu, Series 2015A, 5.000%, 1/01/45
	Idaho – 0.2% (0.1% of Total Investments)
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/24 at 100.00	A–	1,042,600
	2014A, 4.125%, 3/01/37
	Illinois – 11.5% (8.3% of Total Investments)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
675	5.000%, 1/01/25	7/23 at 100.00	A1	788,657
1,170	5.000%, 1/01/26	7/23 at 100.00	A1	1,359,259
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA	2,506,284
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
2,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	No Opt. Call	BBB+	2,330,544
1,235	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	1,185,699
2,000	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,020,980
685	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C,	1/25 at 100.00	AA	746,691
	5.000%, 1/01/39
390	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	393,479
	School Project, Series 2015A, 5.750%, 12/01/35
1,660	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	1,604,423
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,485	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	1,671,843
	5.000%, 9/01/34
2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	2,079,480
	Series 2015A, 4.000%, 11/15/39
560	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	632,257
	Refunding Series 2015C, 5.000%, 8/15/35
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA	2,669,094
	AGM Insured
1,150	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,297,994
	2011C, 5.500%, 8/15/41
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	AA	4,192,907
	6/15/31 – AGM Insured
825	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	907,904
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	504,914
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	8,217,256
	5.250%, 1/01/37 – AGM Insured
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/22 at 100.00	BBB+	15,749,699
	Refunding Series 2012B, 5.000%, 6/15/52
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	572,783
	Refunding Series 2015B, 5.000%, 6/15/52
205	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	217,439
	Series 2015A, 5.000%, 6/15/53
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	1,316,250
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	13,399,559
	Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured
1,846	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project,	3/24 at 100.00	AA	2,062,979
	Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured
72,821	Total Illinois			68,428,374
	Indiana – 2.7% (2.0% of Total Investments)
11,130	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	12,387,021
	2011B, 5.000%, 10/01/41
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	3,830,586
	(Pre-refunded 1/01/17) – NPFG Insured
14,810	Total Indiana			16,217,607
	Kansas – 1.6% (1.1% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	6,121,555
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
1,260	5.000%, 9/01/27	9/25 at 100.00	N/R	1,281,584
1,245	5.750%, 9/01/32	9/25 at 100.00	N/R	1,264,285
590	6.000%, 9/01/35	9/25 at 100.00	N/R	598,301
8,595	Total Kansas			9,265,725
	Kentucky – 0.8% (0.6% of Total Investments)
4,345	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	4,858,709
	Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37
	Louisiana – 4.3% (3.1% of Total Investments)
1,000	Lafayette Public Power Authority, Louisiana, Electric Revenue Bonds, Series 2012,	No Opt. Call	AA–	1,176,670
	5.000%, 11/01/29
1,455	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	7/25 at 100.00	A+	1,673,585
	Lady Health System, Refunding Series 2015A, 5.000%, 7/01/39
1,095	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/25 at 100.00	Baa1	1,205,475
	Series 2015, 5.000%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
11,325	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	11,455,124
8,940	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	AA (4)	9,036,999
10	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.434%,	5/16 at 100.00	AA (4)	10,434
	5/01/34 (Pre-refunded 5/01/16) – FGIC Insured (IF)
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.401%,	5/16 at 100.00	AA (4)	5,216
	5/01/34 (Pre-refunded 5/01/16) – FGIC Insured (IF)
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,069,030
24,830	Total Louisiana			25,632,533
	Maine – 0.3% (0.2% of Total Investments)
1,790	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue,	No Opt. Call	A+	1,839,619
	Series 2015, 4.000%, 7/01/44
	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,834,800
	Medical Center Issue, Series 2015, 5.000%, 7/01/45
	Massachusetts – 4.1% (2.9% of Total Investments)
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,544,400
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
2,930	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	2,938,819
	Energy Project, Series 2012B, 4.875%, 11/01/42
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	7,786,200
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	3,968,183
	Institute of Technology, Tender Option Bond Trust 11824, 13.848%, 3/10/17 (IF)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,520,232
	8/01/46 – AGM Insured (UB) (5)
1,245	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series	11/20 at 100.00	AA	1,435,547
	2010B, 5.000%, 11/15/30 – AGC Insured
20,975	Total Massachusetts			24,193,381
	Michigan – 4.4% (3.2% of Total Investments)
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa1	1,914,261
	School Building and Site, Series 2007, 5.000%, 5/01/28 – AGM Insured
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding
	Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A+	4,691,791
2,550	4.000%, 11/15/36	5/25 at 100.00	A+	2,659,574
2,750	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	3,127,438
	2011-II-A, 5.375%, 10/15/36
10,585	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	12,094,844
	Refunding Series 2009, 5.750%, 11/15/39
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2015D:
710	5.000%, 12/01/40	12/25 at 100.00	A	801,121
820	5.000%, 12/01/45	12/25 at 100.00	A	919,425
23,735	Total Michigan			26,208,454
	Minnesota – 1.1% (0.8% of Total Investments)
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project,	3/25 at 100.00	BBB–	2,054,320
	Refunding Series 2015A, 5.000%, 3/01/34
2,500	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care	7/25 at 100.00	A	2,662,575
	Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A,
	4.000%, 7/01/35
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AA	1,093,210
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
235	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	4/23 at 100.00	N/R	240,389
	2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25
535	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/20 at 100.00	BBB–	597,857
	Inc., Series 2015A, 5.250%, 11/15/35
6,270	Total Minnesota			6,648,351
	Mississippi – 1.1% (0.8% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA	6,516,249
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
	Missouri – 1.8% (1.3% of Total Investments)
2,820	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax	5/23 at 100.00	A–	2,871,352
	Revenue Bonds, Series 2015, 3.625%, 5/15/31
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Saint Louis College of Pharmacy, Series 2015B:
320	5.000%, 5/01/40	11/23 at 100.00	BBB+	342,682
455	5.000%, 5/01/45	11/23 at 100.00	BBB+	484,120
6,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC	No Opt. Call	AA	6,965,192
	Health System, Series 2015A, 4.000%, 1/01/45
10,260	Total Missouri			10,663,346
	Nebraska – 3.0% (2.2% of Total Investments)
4,405	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	4,995,622
	5.000%, 9/01/32
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	653,648
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/16 at 100.00	AA	12,389,592
	NPFG Insured (UB) (5)
17,140	Total Nebraska			18,038,862
	New Jersey – 5.0% (3.6% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	4/16 at 100.00	AA–	1,721,777
1,700	5.000%, 7/01/23 – NPFG Insured	4/16 at 100.00	AA–	1,721,777
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	5,579,700
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/23
75	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	84,571
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	1,273,580
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
3,955	4.750%, 6/15/38	6/25 at 100.00	A–	4,106,477
930	5.250%, 6/15/41	6/25 at 100.00	A–	1,005,758
1,940	5.000%, 6/15/45	6/25 at 100.00	A–	2,048,407
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	7,660,080
	AGM Insured
4,600	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	4,367,608
	Series 2007-1A, 5.000%, 6/01/29
27,900	Total New Jersey			29,569,735
	New York – 5.0% (3.6% of Total Investments)
705	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	730,486
	Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45
	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount
	Sinai, Series 2015A:
400	4.000%, 7/01/40	7/25 at 100.00	A–	423,340
4,070	5.000%, 7/01/45	7/25 at 100.00	A–	4,670,691
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,209,091
	2/15/47 – NPFG Insured
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA–	2,930,402
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA–	3,369,861
	5/01/33 – NPFG Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	2,284,980
	5/01/36 – AGM Insured
1,290	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	1,512,796
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health	7/24 at 100.00	BBB+	1,151,470
	Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31
7,755	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	8,265,512
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
325	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/16 at 100.00	AA	326,034
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
27,815	Total New York			29,874,663
	North Dakota – 0.5% (0.4% of Total Investments)
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds,
	Series 2012A:
600	3.000%, 3/01/18	No Opt. Call	A	618,774
970	4.000%, 3/01/19	No Opt. Call	A	1,039,792
1,085	5.000%, 3/01/21	No Opt. Call	A	1,248,358
2,655	Total North Dakota			2,906,924
	Ohio – 4.9% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
13,000	5.125%, 6/01/24	6/17 at 100.00	B–	11,916,970
8,480	5.875%, 6/01/30	6/17 at 100.00	B–	7,648,451
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	9,146,666
	AMBAC Insured
780	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B+	470,036
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
31,305	Total Ohio			29,182,123
	Oregon – 0.7% (0.5% of Total Investments)
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South
	Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,107,090
800	5.500%, 10/01/49	10/24 at 100.00	N/R	878,368
2,110	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series	4/25 at 100.00	A–	2,188,724
	2015A, 4.000%, 4/01/40
3,910	Total Oregon			4,174,182
	Pennsylvania – 9.6% (6.9% of Total Investments)
1,165	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010,	12/20 at 100.00	AA	1,326,108
	5.000%, 6/01/40 – AGM Insured
6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,628,650
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/25 at 100.00	BBB+	1,128,380
	Ministries Project, Series 2015, 5.000%, 1/01/29
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+ (4)	1,638,176
	5.000%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	2,734,739
	5.000%, 1/01/40 – AGM Insured
3,735	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA (4)	4,455,519
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)
1,585	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	1,748,651
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
2,700	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	Ba3	2,856,978
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,526,144
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	4,197,950
1,925	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	2,086,950
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	AA	5,612,650
7,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	8,811,861
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA	1,296,023
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA	1,180,010
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	5,819,066
	Series 2012B, 4.000%, 1/01/33
52,045	Total Pennsylvania			57,047,855
	South Carolina – 1.5% (1.1% of Total Investments)
8,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	9,143,589
	10/01/34 – SYNCORA GTY Insured
	South Dakota – 0.8% (0.6% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,
	Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	AA–	285,045
4,350	5.000%, 7/01/42	7/21 at 100.00	AA–	4,782,260
4,600	Total South Dakota			5,067,305
	Texas – 15.6% (11.3% of Total Investments)
500	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	509,230
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
445	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	452,614
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
2,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	2,531,735
	AGM Insured
450	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	461,273
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
790	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	808,889
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	1,971,269
	6.250%, 1/01/46
3,260	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	3,683,050
	5.000%, 1/01/45
1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,602,285
	Schools, Series 2012, 3.750%, 8/15/22
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education	6/25 at 100.00	BBB–	4,267,800
	Charter School, Series 2015A, 5.000%, 12/01/45
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	429,112
	5.250%, 9/01/44
1,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	1,007,230
	Project, Series 2012B, 4.750%, 11/01/42
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc.,	8/25 at 100.00	AAA	5,139,900
	Refunding Series 2015, 4.000%, 8/15/44
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA	3,553,305
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA	2,086,421
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A,	No Opt. Call	AA (4)	24,984,050
	5.750%, 12/01/32 – AGM Insured (ETM)
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue	1/25 at 100.00	N/R	768,266
	Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	4,736,795
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue
	Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University
	Project, Series 2014A:
1,000	5.000%, 4/01/34	4/24 at 100.00	BBB–	1,077,420
2,200	5.000%, 4/01/39	4/24 at 100.00	BBB–	2,338,622
1,600	5.000%, 4/01/46	4/24 at 100.00	BBB–	1,691,696
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	Baa3	5,841,819
	Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series
	2014A, 5.000%, 4/01/39
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
2,205	5.000%, 1/01/34	1/25 at 100.00	A2	2,572,331
2,000	5.000%, 1/01/38	1/25 at 100.00	A2	2,292,500
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	661,179
	5.125%, 2/01/39
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	AA–	2,763,860
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/29	No Opt. Call	A3	2,856,950
2,605	5.000%, 12/15/30	No Opt. Call	A3	2,959,462
800	5.000%, 12/15/32	No Opt. Call	A3	903,512
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier
	Refunding Series 2015B:
6,665	0.000%, 8/15/36	8/24 at 59.60	A–	2,886,612
10,000	0.000%, 8/15/37	8/24 at 56.94	A–	4,068,100
1,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	1,115,410
	Refunding Series 2015C, 5.000%, 8/15/42
90,290	Total Texas			93,022,697
	Utah – 0.8% (0.6% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752, 13.012%,	6/18 at 100.00	AAA	4,646,685
	6/15/27 (Pre-refunded 6/15/18) – AGM Insured (IF)
	Vermont – 0.3% (0.2% of Total Investments)
2,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation	5/16 at 100.00	N/R (4)	2,025,140
	Project, Refunding Series 2006A, 5.375%, 5/01/36 (Pre-refunded 5/01/16)
	Virginia – 0.3% (0.2% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,
	Series 2015:
275	5.300%, 3/01/35	3/25 at 100.00	N/R	280,607
245	5.600%, 3/01/45	3/25 at 100.00	N/R	249,929
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	1,070,670
	University Project, Green Series 2015B, 5.250%, 7/01/35
1,520	Total Virginia			1,601,206
	Washington – 4.8% (3.5% of Total Investments)
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	AA+ (4)	8,501,840
	7/01/17) – AGM Insured
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.510%, 7/01/32	7/17 at 100.00	AA+ (4)	1,978,336
	(Pre-refunded 7/01/17) – AGM Insured (IF) (5)
1,970	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,218,870
	Center, Series 2011A, 5.625%, 1/01/35
21,510	Washington State, General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/28 – NPFG	No Opt. Call	AA+	16,057,645
	Insured (UB) (5)
33,145	Total Washington			28,756,691
	West Virginia – 1.7% (1.2% of Total Investments)
8,655	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	9,987,264
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 5.7% (4.1% of Total Investments)
3,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,704,984
	Series 2012B, 4.500%, 2/15/40
11,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	12,338,590
	Series 2012, 5.000%, 6/01/32
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	N/R (4)	1,546,375
	Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	5,094,950
	Obligated Group, Refunding Series 2015, 3.375%, 8/15/29
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	1,121,360
	Hospital, Inc., Series 2014A, 5.000%, 7/01/34
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities
	Inc., Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB+	594,853
210	5.000%, 9/15/45	9/22 at 100.00	BBB+	225,588
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	1,104,620
	Living Communities, Refunding Series 2013, 5.000%, 8/15/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,019,820
	Services Inc., Series 2006B, 5.125%, 8/15/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior
	Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,619,968
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,824,807
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson
	Hollow Project. Series 2014:
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,038,350
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,558,620
31,340	Total Wisconsin			33,792,885
	Wyoming – 0.4% (0.3% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	1,146,160
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,153,460
2,000	Total Wyoming			2,299,620
$ 793,416	Total Municipal Bonds (cost $743,428,407)			822,312,464

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 626	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 18,772
166	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	4,993
$ 792	Total Corporate Bonds (cost $71,028)				23,765
	Total Long-Term Investments (cost $743,499,435)				822,336,229
	Floating Rate Obligations – (5.1)%				(30,260,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (40.4)% (8)				(240,400,000)
	Other Assets Less Liabilities – 7.5%				44,053,785
	Net Assets Applicable to Common Shares – 100%				$ 595,730,014

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$822,312,464	$ —	$822,312,464
Corporate Bonds	—	—	23,765	23,765
Total	$ —	$822,312,464	$23,765	$822,336,229

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $712,650,264.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$80,571,832
Depreciation	(1,146,019)
Net unrealized appreciation (depreciation) of investments	$79,425,813

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 29.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016